United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       02/11/09
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: 135,335
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                                VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------            -------------  --------   ------- -------    -- --- ------  -------  ----      -----  ---

Accenture Ltd Cl A                   Common Stock   G1150G111       309      9,425SH     SOLE                  9,425
Bunge Limited                        Common Stock   G16962105       551     10,650SH     SOLE                 10,650
Noble Drilling Corp                  Common Stock   G65422100       353     16,000SH     SOLE                 16,000
UTI Worldwide Inc                    Common Stock   G87210103       315     22,000SH     SOLE                 22,000
Teekay LNG Partners                  PRTNRSP UNITS  Y8564M105       187     12,477SH     SOLE                 12,477
AT&T Inc                             Common Stock   00206R102       380     13,346SH     SOLE                 13,346
Abbott Laboratories                  Common Stock   002824100       298      5,575SH     SOLE                  5,575
America Movil Sa L Adr               Sponsored ADR  02364W105       404     13,025SH     SOLE                 13,025
American Tower Corp Cl A             Common Stock    029912201      460     15,675SH     SOLE                 15,675
Apache Corp                          Common Stock   037411105       827     11,094SH     SOLE                 11,094
Apple Computer Inc                   Common Stock   037833100       402      4,705SH     SOLE                  4,705
AXA ADS                              Sponsored ADR  054536107       307     13,660SH     SOLE                 13,660
Berkshire Hathaway Cl A              Common Stock   084670108    85,298        883SH     SOLE                    883
Berkshire Hathaway Cl B              Common Stock   084670207     1,237        385SH     SOLE                    385
CH Robinson Worldwide Inc            Common Stock   12541W209       693     12,600SH     SOLE                 12,600
CNOOC Ltd                            Sponsored ADR    126132109     270      2,836SH     SOLE                  2,836
CVS Corp                             Common Stock     126650100     504     17,550SH     SOLE                 17,550
Celgene Corp                         Common Stock     151020104     907     16,400SH     SOLE                 16,400
ChevronTexaco Corp.                  Common Stock     166764100     724      9,788SH     SOLE                  9,788
Cisco Systems Inc                    Common Stock   17275R102       746     45,780SH     SOLE                 45,780
Clorox Co                            Common Stock     189054109     350      6,300SH     SOLE                  6,300
Coach Inc                            Common Stock     189754104     358     17,225SH     SOLE                 17,225
Companhia Vale Do ADR                Sponsored ADR    204412209     196     16,160SH     SOLE                 16,160
ConocoPhillips                       Common Stock   20825C104       369      7,125SH     SOLE                  7,125
Constellation Brands Inc             Common Stock   21036P108       194     12,300SH     SOLE                 12,300
Corning Inc                          Common Stock     219350105     212     22,224SH     SOLE                 22,224
Costco Wholesale Corporation         Common Stock   22160K105       399      7,600SH     SOLE                  7,600
Danaher Corp                         Common Stock     235851102     703     12,425SH     SOLE                 12,425
Devon Energy Corp                    Common Stock   25179M103       345      5,248SH     SOLE                  5,248
Dominion Resources Inc               Common Stock   25746U109       550     15,350SH     SOLE                 15,350
Duke Energy Corp.                    Common Stock   26441C105       182     12,120SH     SOLE                 12,120
EMC Corp                             Common Stock     268648102     258     24,661SH     SOLE                 24,661
Ensco International Inc              Common Stock   26874Q100       284     10,000SH     SOLE                 10,000
Enterprise Products Partners         Unit Ltd Partn   293792107     764     36,850SH     SOLE                 36,850
Exelon Corporation                   Common Stock   30161N101       342      6,150SH     SOLE                  6,150
Exxon Mobil Corporation              Common Stock   30231G102     1,818     22,775SH     SOLE                 22,775
FedEx Corp                           Common Stock   31428X106       427      6,650SH     SOLE                  6,650
General Electric Co                  Common Stock     369604103     616     38,010SH     SOLE                 38,010
Gilead Sciences Inc                  Common Stock     375558103   1,235     24,150SH     SOLE                 24,150
GlaxoSmithkline Plc                  Sponsored ADR  37733W105       263      7,064SH     SOLE                  7,064
Goldman Sachs Group Inc              Common Stock   38141G104       541      6,410SH     SOLE                  6,410
Grupo Televisa SA DE CV SPON ADR     Sp ADR Rep Ord 40049J206       295     19,747SH     SOLE                 19,747
HSBC PLC Spon ADR                    Sponsored ADR    404280406     329      6,756SH     SOLE                  6,756
Hewlett-Packard Co                   Common Stock     428236103     487     13,423SH     SOLE                 13,423
Infosys Technologies Ltd             Sponsored ADR    456788108     216      8,810SH     SOLE                  8,810
Intel Corp                           Common Stock     458140100     188     12,850SH     SOLE                 12,850
International Business Machines C    Common Stock     459200101     492      5,850SH     SOLE                  5,850
iShares Lehman Aggregate Bond Fun    Unit Trusts      464287226     231      2,213SH     SOLE                  2,213
iShares MSCI Emerging Markets Ind    Unit Trusts      464287234     342     13,705SH     SOLE                 13,705
iShares MSCI EAFE Index Fund         Unit Trusts      464287465     377      8,400SH     SOLE                  8,400
iShares S&P Smallcap 600             Unit Trusts      464287804     781     17,770SH     SOLE                 17,770
J.P. Morgan Chase & Co               Common Stock   46625H100       679     21,522SH     SOLE                 21,522
Johnson & Johnson                    Common Stock     478160104   1,303     21,775SH     SOLE                 21,775
Kinder Morgan Energy Partners LP     Unit Ltd Partn   494550106     220      4,800SH     SOLE                  4,800
L-3 Communications Holdings Inc      Common Stock     502424104     885     12,000SH     SOLE                 12,000
Lowes Companies Inc                  Common Stock     548661107     416     19,325SH     SOLE                 19,325
Metlife Inc                          Common Stock   59156R108       508     14,583SH     SOLE                 14,583
Mettler Toledo Intl Inc              Common Stock     592688105     425      6,300SH     SOLE                  6,300
Microsoft Corp.                      Common Stock     594918104     465     23,911SH     SOLE                 23,911
Monsanto Co                          Common Stock   61166w101       313      4,450SH     SOLE                  4,450
Nike Inc                             Common Stock     654106103     434      8,500SH     SOLE                  8,500
Nobel Learning Communities Inc       Common Stock     654889104     240     17,709SH     SOLE                 17,709
Nokia Corporation                    Sponsored ADR    654902204     447     28,673SH     SOLE                 28,673
Noble Energy Inc                     Common Stock     655044105     370      7,525SH     SOLE                  7,525
Norfolk Southern Corp                Common Stock     655844108     243      5,171SH     SOLE                  5,171
Northern Trust Corp                  Common Stock     665859104     753     14,450SH     SOLE                 14,450
Oneok Partners LP                    Unit Ltd Partn 68268N103       501     11,000SH     SOLE                 11,000
Pepsico Inc.                         Common Stock     713448108     667     12,175SH     SOLE                 12,175
Petroleo Brasileiro Adr              Sponsored ADR  71654V408       448     18,286SH     SOLE                 18,286
Petroleum Development Corp           Common Stock     716578109     217      9,000SH     SOLE                  9,000
Plains Exploration & Production C    Unit Ltd Partn   726505100     234     10,050SH     SOLE                 10,050
Powershs Water Resources Ptf         Unit Trusts    73935X575       188     13,075SH     SOLE                 13,075
Praxair Inc                          Common Stock   74005P104     1,393     23,475SH     SOLE                 23,475
Precision Castparts Corp             Common Stock     740189105     358      6,025SH     SOLE                  6,025
Procter & Gamble Co.                 Common Stock     742718109   1,117     18,067SH     SOLE                 18,067
Qualcomm Inc                         Common Stock     747525103     787     21,975SH     SOLE                 21,975
S&P DEP Receipts                     Unit Trusts    78462F103     1,069     11,841SH     SOLE                 11,841
SPDR Gold Trust                      Unit Trusts    78463V107       268      3,100SH     SOLE                  3,100
Schlumberger Ltd                     Common Stock     806857108     962     22,721SH     SOLE                 22,721
Symantec Corp                        Common Stock     871503108     279     20,600SH     SOLE                 20,600
Taiwan Semiconductor MFG Co LTD S    Sponsored ADR    874039100     173     21,943SH     SOLE                 21,943
Take Two Interactive Software Inc    Common Stock     874054109     113     15,000SH     SOLE                 15,000
Target Corporation                   Common Stock   87612E106       620     17,950SH     SOLE                 17,950
Tata Motors LTD                      Sponsored ADR    876568502      69     15,419SH     SOLE                 15,419
Teva Pharmaceutical Ind              Sponsored ADR    881624209   1,385     32,531SH     SOLE                 32,531
Textron Incorporated                 Common Stock     883203101     173     12,450SH     SOLE                 12,450
Thermo Fisher Scientific             Common Stock     883556102     469     13,775SH     SOLE                 13,775
Thoratec Corp                        Common Stock     885175307   1,404     43,200SH     SOLE                 43,200
Thoratec Corp                        Common Stock     885175307   1,397     43,000SH PUT
3M Company                           Common Stock   88579Y101       363      6,300SH     SOLE                  6,300
Unibanco-Uniao de Bancos Brasilei    GDR REPPFD     90458E107       556      8,604SH     SOLE                  8,604
Union Pacific Corp                   Common Stock     907818108     363      7,600SH     SOLE                  7,600
Valero Energy Corp                   Common Stock   91913Y100       286     13,200SH     SOLE                 13,200
Varian Medical Systems Inc           Common Stock   92220P105       669     19,100SH     SOLE                 19,100
Verizon Communications               Common Stock   92343V104       253      7,452SH     SOLE                  7,452
Vodafone Group PLC                   Sponsored ADR  92857W209       604     29,565SH     SOLE                 29,565
Wells Fargo & Co.                    Common Stock     949746101     728     24,700SH     SOLE                 24,700
Windstream Corp                      Common Stock   97381W104       205     22,325SH     SOLE                 22,325